Share-based payments - Former Chief Executive Officer Grant - Long-Term Incentive Plan (LTIP) (Details) - Long-Term Incentive Plan			12 Months Ended
	Dec. 01, 2020 $ / shares	Nov. 16, 2020 € / shares	Dec. 31, 2020	Dec. 01, 2020 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted			532,311
Chief Scientific Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		266,155
Exercise price of options granted		€ 10.04
Vesting period		4 years
Percentage of stock price increase over the period of time		20.00%
Number of days of VWAP based on which percentage of stock price increase is calculated		10 days
Chief Business Officer and Chief Commercial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	266,156
Percentage of stock price increase over the period of time	10.00%
Number of days of VWAP based on which percentage of stock price increase is calculated	10 days
Awards term	false
Chief Business Officer and Chief Commercial Officer | First tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options granted | (per share)	$ 52.96			€ 43.87
Chief Business Officer and Chief Commercial Officer | Forecast | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options granted				81.48
Chief Business Officer and Chief Commercial Officer | Forecast | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options granted				€ 81.65
Chief Business Officer and Chief Commercial Officer | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Chief Business Officer and Chief Commercial Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years